Document and Entity Information	Jul. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2023
Entity File Number	000-24960
Entity Registrant Name	COVENANT LOGISTICS GROUP, INC.
Entity Central Index Key	0000928658
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	88-0320154
Entity Address, Address Line One	400 Birmingham Hwy
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37419
City Area Code	423
Local Phone Number	821-1212
Title of 12(b) Security	$0.01 Par Value Class A common stock
Trading Symbol	CVLG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false